BORROWED FUNDS (Details Textual) - Federal Home Loan Bank of Cincinnati [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 20, 2006
Line of Credit [Member]
Line of Credit Facility [Line Items]
Maximum amount of outstanding agreements at any month end	$ 26,400	$ 24,800
Monthly average of agreements	25,100	21,400
Blanket Agreement [Member]
Line of Credit Facility [Line Items]
Percentage of qualifying residential mortgage loans			150.00%
Outstanding Advances	0	$ 0
Stock held in the FHLB	$ 3,000